Debt - ING Credit Facility (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($) item	Jun. 30, 2018 USD ($) item	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2018 USD ($)
Debt
Write-off of deferred financing fees			$ 7,035	$ 867
ING Credit Facility
Debt
Maximum borrowing capacity	$ 171,200	$ 171,200	171,200		$ 132,500
Acceleration of amortization related to refinancing of credit facility			500
Write-off of deferred financing fees			500
ING Credit Facility | Handymax
Debt
Number of vessels refinanced | item		1
ING Credit Facility | MR
Debt
Number of vessels refinanced | item		1
ING Credit Facility | First eight quarterly installments
Debt
Quarterly payment amount			1,000
ING Credit Facility | Remaining quarterly installments
Debt
Quarterly payment amount			$ 800
ING Credit Facility | London Interbank Offered Rate (LIBOR)
Debt
Adjustment to interest rate basis	2.40%	2.40%	2.40%
K-Sure Credit Facility
Debt
Number of vessels refinanced | item	5
Write-off of deferred financing fees			$ 3,300
K-Sure Credit Facility | Handymax
Debt
Number of vessels refinanced | item	1
K-Sure Credit Facility | MR
Debt
Number of vessels refinanced | item	1